Income Taxes (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Tax effect	$ 1,328	$ 1,328
US operations [Member]
Tax Credit Carryforward [Line Items]
Tax effect	$ 1,328
Expiration year	2020~2034